Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (8,735,146)	$ (10,980,423)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,555	4,421
Amortization- Intangible Assets	1,350,551	1,950,552
Allowance for uncollectible receivables	0	306,000
Common stock issued for services	173,300	470,000
Warrant expense	0	1,472,368
Stock based compensation	1,289,899	1,331,459
Changes in operating assets and liabilities
Accounts receivable	1,013,223	1,512,216
Prepaid expenses and other assets	43,696	(14,000)
Accounts payable	(474,650)	(629,419)
Accrued expenses and other current liabilities	(28,882)	(95,310)
Accrued interest	301,919	181,513
Total Adjustments	3,674,611	6,489,800
Net Cash in Operating activities	(5,060,535)	(4,490,623)
Cash Flows from Investing Activities
Common stock issued for cash, net	898,990	3,338,084
Purchase of property and equipment	0	(6,599)
Original Issue Discount shares	724,031	0
Note conversion to common stock	1,810,506	30,695
Net cash used in Investing Activities	3,433,527	3,362,180
Cash Flows from Financing Activities
Proceeds from the issuance of notes, net	2,643,000	915,842
SBA loan forgiveness	(265,842)	0
Cash paid on bank notes	(616,918)	(490,739)
Net cash used in Financing Activities	1,760,240	425,103
Net change in Cash and Cash Equivalents	133,232	(703,340)
Cash and Cash Equivalents, Beginning of period	602,182	1,240,064
Cash and Cash Equivalents, end of period	735,505	539,757
Supplemental Disclosure Information
Cash paid for interest	303,643	340,951
Cash paid for taxes	2,005	14,869
Non-cash investing and financing activities:
Common stock issued for conversion of convertible notes	856,155	0
Original issue discounts	$ 715,880	$ (0)